Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisition Method for Recording Business Combinations

During the three-month period ended March 31, 2013, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued	Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s)
Metzler Brothers Insurance (MBI) February 1, 2013	—	$—	$3.4	$—	$0.4	$0.7	$4.5	$1.4
Three other acquisitions completed in 2013	—	—	5.2	—	0.2	3.1	8.5	4.9

	—	$—	$8.6	$—	$0.6	$3.8	$13.0	$6.3

During 2012, we acquired substantially all of the net assets of the following firms in exchange for our common stock and/or cash. These acquisitions have been accounted for using the acquisition method for recording business combinations (in millions except share data):

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Riley & Associates, Inc. January 1, 2012	64		$1.9	$0.7	$—	$0.3	$1.2	$4.1	$1.6
Detlefs & Company Benefit Resources, LLC February 1, 2012	52		1.7	0.6	—	0.1	—	2.4	1.4
First Premium Insurance Group, Inc. February 1, 2012	599		19.9	0.4	—	1.0	2.8	24.1	7.0
Gary Johnson & Associates, Inc. February 1, 2012	55		1.8	0.7	—	0.1	0.3	2.9	1.4
ProSource Financial, LLC February 1, 2012	207		7.3	6.7	—	0.5	1.3	15.8	9.5
BenefitLink Resource Group, Inc. March 1, 2012	357		12.3	—	—	0.5	6.0	18.8	8.0
Human Resource Management Systems, LLC March 1, 2012	143		5.0	1.7	—	0.1	1.8	8.6	5.3
Wischmeyer Financial, LP March 1, 2012	142		4.9	1.6	—	0.1	1.4	8.0	5.5
Besselman & Little Agency, LLC April 1, 2012	195		7.0	2.4	—	0.1	1.2	10.7	4.6
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) April 1, 2012	744		27.6	13.3	—	—	1.4	42.3	18.5
CGM Gallagher Group Limited (CGM) April 1, 2012	—		—	12.0	—	—	—	12.0	—
VEBA Service Group, LLC May 1, 2012	162		5.8	2.0	—	0.1	1.4	9.3	4.2
Professional Claims Managers, Inc. May 1, 2012	175		5.4	2.2	—	0.6	1.3	9.5	3.9
Insurance Dialogue Limited (IDL) May 1, 2012	—		—	26.7	—	—	—	26.7	—

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Grossman & Associates, Inc. June 1, 2012	99		$3.3	$—	$—	$0.1	$0.6	$4.0	$5.6
Broker Benefit Services, LLC June 1, 2012	180		6.2	2.1	—	0.1	0.8	9.2	4.0
Whitehaven Insurance Group, Inc. June 1, 2012	75		2.6	0.6	—	0.2	0.7	4.1	1.6
Contego Underwriting Limited July 1, 2012	—		—	7.1	—	—	4.8	11.9	6.3
Grace/Mayer Insurance Agency, Inc. (GMI) July 1, 2012	549		19.5	1.5	—	2.6	2.6	26.2	7.0
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) July 1, 2012	905		28.6	7.0	—	6.7	3.2	45.5	19.5
Miller Buettner & Parrott, Inc. July 1, 2012	127		4.4	1.5	—	0.1	1.7	7.7	6.0
Triad USA, Inc. July 1, 2012	164		5.6	1.9	—	0.2	1.5	9.2	7.3
Blenheim Park Ltd. (BPL) August 1, 2012	254		9.1	5.8	—	—	12.0	26.9	17.2
Sunday and Associates, Inc. August 1, 2012	99		3.3	—	—	0.1	0.9	4.3	2.6
Acumus Limited (ACL) September 21, 2012	—		—	25.1	5.5	—	—	30.6	—
Aires Consulting Group, Inc. October 1, 2012	—		—	1.7	—	0.2	0.7	2.6	1.0
Coyle Insurance Agency, Inc. October 1, 2012	42		1.2	4.5	—	0.3	1.1	7.1	2.3
Park Row Associates, Inc. October 1, 2012	84		3.0	1.0	—	—	—	4.0	—
Polak International Consultants, Inc. October 1, 2012	99		3.6	1.2	0.8	—	—	5.6	—
Unison, Inc. October 1, 2012	53		1.8	5.7	—	0.1	1.9	9.5	3.9
SRS Underwriting Agency PTY Ltd. (SRS) November 20, 2012	—		—	38.4	0.9	—	6.2	45.5	8.3

Name and Effective Date of Acquisition	Common Shares Issued		Common Share Value	Cash Paid	Accrued Liability	Escrow Deposited	Recorded Earnout Payable	Total Recorded Purchase Price	Maximum Potential Earnout Payable
	(000s	)
Ahrold Fay Rosenberg December 1, 2012	133		$3.8	$4.4	$—	$0.9	$1.6	$10.7	$3.4
Brendis & Brendis, Inc. December 1, 2012	—		—	3.1	—	0.1	0.4	3.6	2.9
Charter Lakes Marine Insurance Agency December 1, 2012	—		—	7.9	1.0	0.9	3.8	13.6	5.5
Heiser Insurance Agency, Inc. December 1, 2012	—		—	4.1	—	0.5	0.7	5.3	2.0
Insurance Risk Managers of Missouri, Inc. December 1, 2012	—		—	2.0	—	0.2	0.3	2.5	1.0
Western Benefit Solutions, LLC December 1, 2012	—		—	17.1	—	0.1	1.9	19.1	9.4
Argus Benefits (AB) December 31, 2012	—		—	19.0	—	0.2	5.7	24.9	10.3
Corporate Benefit Advisors, LLC December 31, 2012	—		—	8.8	—	0.1	1.3	10.2	7.1
The Eriksen Group, Inc. December 31, 2012	—		—	5.0	—	0.1	0.8	5.9	3.4
Gardner & White Corporation December 31, 2012	—		—	16.5	—	1.0	5.7	23.2	8.0
Hardman & Howell Benefits December 31, 2012	—		—	11.6	—	0.1	1.0	12.7	5.3
Eighteen other acquisitions completed in 2012	208		7.0	20.2	—	0.7	5.6	33.5	13.4

	5,966		$203.6	$295.8	$8.2	$19.1	$87.6	$614.3	$235.2

Summary of Estimated Fair Values of Net Assets Acquired

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in the three-month period ended March 31, 2013 (in millions):

	MBI	Three Other Acquisitions	Total
Cash	$0.2	$—	$0.2
Other current assets	—	0.1	0.1
Fixed assets	0.2	—	0.2
Goodwill	2.0	3.5	5.5
Expiration lists	2.6	4.8	7.4
Non-compete agreements	0.1	0.2	0.3

Total assets acquired	5.1	8.6	13.7

Current liabilities	0.6	0.1	0.7

Total liabilities assumed	0.6	0.1	0.7

Total net assets acquired	$4.5	$8.5	$13.0

The following is a summary of the estimated fair values of the net assets acquired at the date of each acquisition made in 2012 (in millions):

	SKS	IDL	GMI	GSC	BPL	ACL	SRS	AB	Fifty-Two Other Acquisitions	Total
Cash	$0.4	$—	$0.2	$0.7	$1.5	$0.6	$2.8	$0.2	$10.9	$17.3
Other current assets	5.6	9.4	2.1	0.8	4.7	11.2	25.9	0.3	54.0	114.0
Fixed assets	0.1	0.3	0.1	0.1	0.3	—	0.2	0.1	3.3	4.5
Noncurrent assets	—	3.9	1.8	—	0.1	6.4	1.1	—	0.6	13.9
Goodwill	24.9	14.5	19.4	17.1	17.3	12.6	27.1	11.5	164.4	308.8
Expiration lists	27.1	15.4	13.9	27.9	10.4	16.4	19.7	13.1	191.6	335.5
Non-compete agreements	0.4	—	0.1	0.1	—	0.6	0.4	0.2	3.5	5.3
Trade names	—	0.6	—	—	0.3	—	2.2	—	—	3.1

Total assets acquired	58.5	44.1	37.6	46.7	34.6	47.8	79.4	25.4	428.3	802.4

Current liabilities	5.6	10.7	6.0	1.2	6.0	12.9	26.7	0.5	51.2	120.8
Noncurrent liabilities	10.6	6.7	5.4	—	1.7	4.3	7.2	—	31.4	67.3

Total liabilities assumed	16.2	17.4	11.4	1.2	7.7	17.2	33.9	0.5	82.6	188.1

Total net assets acquired	$42.3	$26.7	$26.2	$45.5	$26.9	$30.6	$45.5	$24.9	$345.7	$614.3

Summary of the Unaudited Pro Forma Historical Results

The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2012 (in millions, except per share data):

	Three-month period ended
	March 31,
	2013	2012
Total revenues	$674.6	$548.0
Net earnings	40.5	28.1
Basic net earnings per share	0.32	0.24
Diluted net earnings per share	0.32	0.24

The following is a summary of the unaudited pro forma historical results, as if these entities had been acquired at January 1, 2011 (in millions, except per share data):

	Year Ended December 31,
	2012	2011
Total revenues	$2,650.1	$2,371.0
Earnings from continuing operations	205.2	159.3
Basic earnings from continuing operations per share	1.66	1.35
Diluted earnings from continuing operations per share	1.64	1.35